Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 3, 2007

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Emerging Markets Opportunities and

NACM Pacific Rim Funds

The section of the Prospectus captioned “Management of the Funds – Sub-Advisers – NACM” is revised to indicate that: (i) Kunal Ghosh and Steven Tael, Ph.D share primary responsibility for the management of the NACM Emerging Markets Opportunities Fund; and (ii) Pedro Marcal and Christopher A. Herrera share primary responsibility for the management of the NACM Pacific Rim Fund. Additional biographical information regarding Messrs. Ghosh, Tael, Marcal and Herrera is currently provided in the Prospectus.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 3, 2007

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Emerging Markets Opportunities and

NACM Pacific Rim Funds

The section of the Prospectus captioned “Management of the Funds – Sub-Advisers – NACM” is revised to indicate that: (i) Kunal Ghosh and Steven Tael, Ph.D share primary responsibility for the management of the NACM Emerging Markets Opportunities Fund; and (ii) Pedro Marcal and Christopher A. Herrera share primary responsibility for the management of the NACM Pacific Rim Fund. Additional biographical information regarding Messrs. Ghosh, Tael, Marcal and Herrera is currently provided in the Prospectus.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 3, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2006

Disclosure Related to the NACM Emerging Markets Opportunities and

NACM Pacific Rim Funds

The section of the Prospectus captioned “Management of the Funds – Sub-Adviser” is revised to indicate that: (i) Kunal Ghosh and Steven Tael, Ph.D share primary responsibility for the management of the NACM Emerging Markets Opportunities Fund; and (ii) Pedro Marcal and Christopher A. Herrera share primary responsibility for the management of the NACM Pacific Rim Fund. Additional biographical information regarding Messrs. Ghosh, Tael, Marcal and Herrera is currently provided in the Prospectus.